ADVANCED SERIES TRUST
655 BROAD STREET
NEWARK, NJ 07102

June 4, 2021

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re: Advanced Series Trust
Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing a Registration Statement of Form N-14 in connection with the special meeting (the “Meeting”) of shareholders of AST Fidelity Institutional AM® Quantitative Portfolio, which is a series of the Trust.

At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the AST T. Rowe Price Asset Allocation Portfolio of the assets and liabilities of the AST Fidelity Institutional AM® Quantitative Portfolio.  These materials include the notice of the Meeting, the prospectus/proxy statement and the form of voting instruction card.

It is proposed that the filing become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 367-7659 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez